UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

3/31/10
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.3%
Lockheed Martin Corp.	508,510	$42,318,202
United Technologies Corp.	819,210	60,302,048

		$102,620,250

Alcoholic Beverages – 2.1%
Diageo PLC	2,010,568	$33,744,447
Heineken N.V.	619,875	31,856,771

		$65,601,218

Apparel Manufacturers – 1.7%
NIKE, Inc., “B”	727,490	$53,470,515

Automotive – 0.5%
Bayerische Motoren Werke AG	367,950	$16,986,498

Biotechnology – 1.8%
Genzyme Corp. (a)	619,900	$32,129,417
Gilead Sciences, Inc. (a)	532,710	24,227,651

		$56,357,068

Broadcasting – 2.1%
Walt Disney Co.	1,919,890	$67,023,360

Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	1,298,060	$24,260,741
Franklin Resources, Inc.	238,900	26,494,010

		$50,754,751

Business Services – 3.9%
Accenture Ltd., “A”	648,100	$27,187,795
Amdocs Ltd. (a)	769,920	23,182,291
MasterCard, Inc., “A”	157,200	39,928,800
Visa, Inc., “A”	367,090	33,416,203

		$123,715,089

Chemicals – 1.9%
3M Co.	457,250	$38,212,382
Monsanto Co.	307,000	21,925,940

		$60,138,322

Computer Software – 3.4%
Adobe Systems, Inc. (a)	346,400	$12,252,168
Oracle Corp.	2,918,210	74,968,815
VeriSign, Inc. (a)	772,780	20,100,008

		$107,320,991

Computer Software - Systems – 7.0%
Apple, Inc. (a)	278,140	$65,343,430
Dell, Inc. (a)	1,013,400	15,211,134
EMC Corp. (a)	2,803,980	50,583,799
Hewlett-Packard Co.	1,388,040	73,774,326
International Business Machines Corp.	114,460	14,679,495

		$219,592,184

Construction – 1.0%
Sherwin-Williams Co.	452,300	$30,611,664

Consumer Products – 4.4%
Colgate-Palmolive Co.	351,900	$30,002,994
Procter & Gamble Co.	1,145,476	72,474,267
Reckitt Benckiser Group PLC	639,893	35,122,409

		$137,599,670

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.0%
Danaher Corp.	645,780	$51,604,280
Rockwell Automation, Inc.	226,830	12,784,139

		$64,388,419

Electronics – 3.9%
Intel Corp.	2,898,440	$64,519,274
Microchip Technology, Inc.	683,300	19,241,728
Samsung Electronics Co. Ltd., GDR	109,865	40,375,387

		$124,136,389

Energy - Independent – 2.7%
EOG Resources, Inc.	199,880	$18,576,847
Noble Energy, Inc.	359,210	26,222,330
Occidental Petroleum Corp.	471,880	39,892,735

		$84,691,912

Energy - Integrated – 3.6%
Chevron Corp.	686,220	$52,036,063
Exxon Mobil Corp.	401,870	26,917,253
Hess Corp.	563,820	35,266,941

		$114,220,257

Food & Beverages – 3.1%
General Mills, Inc.	276,440	$19,569,188
Nestle S.A.	729,880	37,380,046
PepsiCo, Inc.	616,549	40,790,882

		$97,740,116

Gaming & Lodging – 2.0%
Carnival Corp.	624,960	$24,298,445
International Game Technology	638,210	11,774,975
Ladbrokes PLC	3,339,821	8,058,399
Starwood Hotels & Resorts Worldwide, Inc.	424,210	19,785,154

		$63,916,973

General Merchandise – 2.6%
Kohl’s Corp. (a)	395,000	$21,638,100
Target Corp.	1,114,830	58,640,058

		$80,278,158

Insurance – 2.5%
Aflac, Inc.	620,900	$33,708,661
MetLife, Inc.	444,260	19,254,228
Travelers Cos., Inc.	491,960	26,536,322

		$79,499,211

Internet – 2.1%
Google, Inc., “A” (a)	114,790	$65,087,078

Major Banks – 11.9%
Bank of America Corp.	4,210,720	$75,161,352
Bank of New York Mellon Corp.	1,567,473	48,403,566
Goldman Sachs Group, Inc.	250,710	42,778,647
JPMorgan Chase & Co.	1,850,180	82,795,555
State Street Corp.	1,031,360	46,555,590
SunTrust Banks, Inc.	836,800	22,417,872
Wells Fargo & Co.	1,840,866	57,287,750

		$375,400,332

Medical Equipment – 4.9%
Baxter International, Inc.	408,300	$23,763,060
Becton, Dickinson & Co.	439,200	34,578,216

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic, Inc.	1,374,420	$61,890,133
St. Jude Medical, Inc. (a)	810,870	33,286,214

		$153,517,623

Natural Gas - Distribution – 1.0%
Questar Corp.	695,520	$30,046,464

Network & Telecom – 2.4%
Cisco Systems, Inc. (a)	2,962,159	$77,104,999

Oil Services – 2.8%
Halliburton Co.	927,210	$27,936,837
National Oilwell Varco, Inc.	501,100	20,334,638
Noble Corp.	563,030	23,545,915
Schlumberger Ltd.	254,800	16,169,608

		$87,986,998

Other Banks & Diversified Financials – 0.9%
American Express Co.	704,120	$29,051,991

Pharmaceuticals – 6.4%
Abbott Laboratories	1,265,060	$66,643,361
Johnson & Johnson	1,096,368	71,483,194
Roche Holding AG	145,679	23,625,862
Teva Pharmaceutical Industries Ltd., ADR	634,870	40,047,600

		$201,800,017

Specialty Chemicals – 2.0%
Linde AG (l)	324,930	$38,769,498
Praxair, Inc.	299,100	24,825,300

		$63,594,798

Specialty Stores – 1.8%
Nordstrom, Inc.	549,810	$22,459,738
Staples, Inc.	1,504,020	35,179,028

		$57,638,766

Telephone Services – 1.8%
American Tower Corp., “A” (a)	512,540	$21,839,329
AT&T, Inc. (s)	1,339,510	34,612,938

		$56,452,267

Tobacco – 1.5%
Philip Morris International, Inc.	912,140	$47,577,222

Trucking – 0.5%
Expeditors International of Washington, Inc.	415,860	$15,353,551

Utilities - Electric Power – 1.8%
Alliant Energy Corp.	567,500	$18,875,050
American Electric Power Co., Inc.	433,160	14,805,409
Wisconsin Energy Corp.	460,710	22,763,681

		$56,444,140

Total Common Stocks		$3,117,719,261

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, at Net Asset Value, 0.17%, at Net Asset Value	27,312,691	$27,312,691

Collateral for Securities Loaned – 0.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	22,253,344	$22,253,344

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (unaudited) 3/31/10 - continued

Total Investments	$3,167,285,296

Other Assets, Less Liabilities – (0.5)%	(15,772,183)

Net Assets – 100.0%	$3,151,513,113

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2010, the value of securities pledged amounted to $167,960. At March 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 3/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,117,719,261	$—	$—	$3,117,719,261
Mutual Funds	49,566,035	—	—	49,566,035

Total Investments	$3,167,285,296	$—	$—	$3,167,285,296

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,703,545,913

Gross unrealized appreciation	$581,463,063
Gross unrealized depreciation	(117,723,680)

Net unrealized appreciation (depreciation)	$463,739,383

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 3/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,744,050	60,389,714	(74,821,073)	27,312,691

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,685	$27,312,691

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2010

*	Print name and title of each signing officer under his or her signature.